Schedule of other significant items (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Interest expense	$ 63,767	$ 52,812
Depreciation and amortization	88,201	5,631
Capital expenditure	23,222	1,151
Property Management Services [Member]
Revenue from External Customer [Line Items]
Interest expense	1,570	38,326
Depreciation and amortization	2,170	2,245
Capital expenditure	23,222	1,151
Holistic Wellness Consumer Products and Services [Member]
Revenue from External Customer [Line Items]
Interest expense	1,372
Depreciation and amortization	11,027	82
Capital expenditure
Others [Member]
Revenue from External Customer [Line Items]
Interest expense	61,133	14,486
Depreciation and amortization	75,004	3,304
Capital expenditure